Real Estate Investments - Tenant Concentration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Merger and other transaction related	$ 278,319	$ 2,603	$ 0
Citizens Bank [Member]
Real Estate Properties [Line Items]
Concentration Risk, Percentage		13.80%
Dollar General [Member]
Real Estate Properties [Line Items]
Concentration Risk, Percentage		12.30%
FedEx [Member]
Real Estate Properties [Line Items]
Concentration Risk, Percentage		10.20%
Customer Concentration Risk [Member]
Real Estate Properties [Line Items]
Concentration Risk, Percentage	10.00%
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | TEXAS
Real Estate Properties [Line Items]
Concentration Risk, Percentage	10.70%
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | ILLINOIS
Real Estate Properties [Line Items]
Concentration Risk, Percentage		11.20%